Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
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Reconciliation of Goodwill

Million US dollar	31 December 2020	31 December 2019
Acquisition cost
Balance at end of previous year	128 119	133 316
Effect of movements in foreign exchange	(4 723)	53
Acquisitions through business combinations	185	682
Disposals through the sale of subsidiaries	—	(22)
Hyperinflation monetary adjustments	120	171
Reclassified as held for sale	—	(6 081)

Balance at end of the period	123 702	128 119
Impairment losses
Balance at end of previous year	(5)	(5)
Effect of movements in foreign exchange	(226)	—
Impairment losses	(2 500)	—

Balance at end of the period	(2 731)	(5)
Carrying amount
at 31 December 2019	128 114	128 114
at 31 December 2020	120 971	—

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follow:

Cash-generating unit	31 December 2020	30 June 2020 1	31 December 2019
Colombia	6%	6% - 7%	6%
Rest of Middle Americas	9%	10% - 11%	9%
South Africa	7%	7% - 8%	7%
Rest of Africa	10%	10% - 12%	10%
Rest of Asia Pacific	6%	8%	—

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	31 December 2020	31 December 2019
United States	33 552	33 451
Rest of North America	2 105	1 984
Mexico	12 446	13 175
Colombia	17 748	18 647
Rest of Middle Americas	24 036	25 257
Brazil	3 521	4 539
Rest of South America	1 061	1 101
Europe	2 444	2 277
South Africa	11 110	13 500
Rest of Africa	4 990	6 691
China	3 291	3 095
Rest of Asia Pacific	4 059	4 397
Global Export and Holding Companies	608	—

Total carrying amount of goodwill	120 971	128 114

1	With the higher WACC applied in the worst case scenario in the interim impairment testing.